Composition of Loans Held-In-Portfolio (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, unearned income	$ 100,596	$ 106,241
Loans held-for-sale	$ 363,093	$ 893,938